Royalties - Summary of Royalties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (62.5)	$ (62.0)	$ (78.4)
South Africa [member]
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (1.0)	$ (1.8)	$ (1.8)
Royalty percentage	0.50%	0.50%	0.50%
Foreign [member]
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (61.5)	$ (60.2)	$ (76.6)
Australia [member]
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (27.9)	$ (27.8)	$ (27.3)
Royalty percentage	2.50%	2.50%	2.50%
Ghana [member]
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (31.3)	$ (27.1)	$ (44.6)
Royalty percentage	3.00%	3.00%	5.00%
Peru [member]
Disclosure of information about royalty arrangements [line items]
Royalty percentage	4.00%	4.60%	6.40%